Income Taxes (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes (Textual)
Israeli corporate income tax rate		24.00%	25.00%	26.50%
Corporate income tax percentage		25.00%
Withholding income tax percentage		15.00%
Payaments of accrued tax provision		$ 1.1
Description of income taxes		As part of the tax assessment for the three years ended December 31, 2014 as mentioned above, it was agreed that ACSI will be subject to a 14.6% (based on blended tax rates) for the tax years 2015 and 2016 and a reduced tax rate, not yet determined (but up to 16%) in the tax year 2017 and thereafter.
Subsequent event [Member]
Income Taxes (Textual)
Israeli corporate income tax rate	23.00%